Securities issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Securities Issued [Line Items]
Securities issued	R$ 3,572,093	R$ 1,729,436	R$ 1,719,580
Real estate loans pledged as collateral	3,572,093	1,729,436	1,695,690
Financial Letters
Securities Issued [Line Items]
Securities issued			11,186
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	R$ 3,572,093	R$ 1,729,436	1,695,690
Guaranteed Real Estate Letters - LIG
Securities Issued [Line Items]
Securities issued			R$ 12,704